Management remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of key management personnel for the provision

	2023	2022	2021

Short-term benefits	24,530	35,717	31,494
Other long-term benefits	-	-	1,052
Share-based payments remuneration	9,542	33,926	15,176
	34,072	69,643	47,722